Warrant Liability - Additional Information (Details) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended			12 Months Ended
	Jan. 18, 2020	Jan. 18, 2020	Oct. 18, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Stock Issued During Period, Value, New Issues					$ 19,919,000			$ 49,790,000	$ 46,817,000
GRAF INDUSTRIAL CORP.
Total number of common shares underlying the Company's warrants	28,895,338	28,895,338			19,263,558			19,263,558
Stock Issued During Period, Shares, Period Increase (Decrease)		9,631,779
Stock Issued During Period, Value, New Issues							$ 232,255,500
Description of Covenants of Notice to Shareholders on Redemption					if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrantholders.			if, and only if, the reported last sale price of the Company’s common stock equals or exceeds$18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrantholders.
Warrant liabilities				$ 575,279	$ 2,800,110	$ 3,376,517	$ (3,448,173)	$ 17,365,901
Reclassification of warrant liabilities to equity upon exercising of the Warrant Adjustment Provision		$ (35,302,760)
GRAF INDUSTRIAL CORP. | Warrant
Stock Issued During Period, Value, New Issues			$ 18,584,922
Temporary Equity, Redemption Price Per Share					$ 0.01			$ 0.01
Dividend yield								0.00%	0.00%
GRAF INDUSTRIAL CORP. | Maximum
Description Of Redemption Period					upon not less than 30 days’ prior written notice of redemption; and			upon not less than 30 days’ prior written notice of redemption; and
GRAF INDUSTRIAL CORP. | Subsequent Event [Member]
Stock Issued During Period, Shares, Period Increase (Decrease)	9,631,779